Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

5.Intangible assets

(in thousands of $)	Acquired In-Process R&D	Software & databases	Other Intangibles	Total
Cost

On January 1, 2020	$44,802	$473	$—	$45,275
Additions	16,182	2,814	98,000	116,996
Translation differences	4,196	256	1,058	5,510
On December 31, 2020	65,180	3,543	99,058	167,781
Additions	5,000	—	—	5,000
Disposals	—	(190)	—	(190)
On December 31, 2021	70,180	3,353	99,058	172,591
Additions	992	—	102,000	102,992
Disposals	—	(5)	—	(5)
Derecognition	—	—	(99,058)	(99,058)
On December 31, 2022	$71,171	$3,348	$102,000	$176,519

Amortization and impairment

On January 1, 2020	$—	$(158)	$—	$(158)
Amortization	—	(246)	—	(246)
Translation differences	—	(33)	—	(33)
On December 31, 2020	—	(437)	—	(437)
Amortization		(470)	—	(470)
On December 31, 2021	—	(907)	—	(907)
Amortization	—	(711)	(99,058)	(99,768)
Derecognition	—	—	99,058	99,058
On December 31, 2022	$—	$(1,618)	$—	$(1,618)

Carrying Amount

On December 31, 2020	$65,180	$3,106	$99,058	$167,344
On December 31, 2021	70,180	2,446	99,058	171,684
On December 31, 2022	$71,171	$1,730	$102,000	$174,901

The Company performed an annual impairment review on the intangible assets not yet available for use. This review did not result in the recognition of an impairment charge.

During the third quarter of 2022, the Company utilized the priority review voucher submitted with the BLA filing for SC efgartigimod for the treatment of gMG, which resulted in amortization of $99.1 million of research and development expenses within the consolidated statements of profit or loss and subsequent derecognition of $99.1 million of intangibles included in other intangibles on the consolidated statements of financial position.

In December 2022, we acquired an FDA Priority Review Voucher, or PRV, for $102 million.

As of December 31, 2022, there are no material commitments to acquire additional intangible assets, except as set forth in note 29. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.